Note 10 - Derivative Liabilities (Details 1) (USD $)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Summary of changes in the fair market value of the derivative liability
Derivative liability - beginning balance	$ 356,608
Increase in derivative value due to issuances of convertible promissory notes	247,522	376,957
Increase in derivative value attributable to tainted warrants		64,230
Change in fair market value of derivative liabilities due to the mark to market adjustment	104,702	(26,101)
Debt conversion	(260,733)	(58,478)
Derivative liability - ending balance	$ 448,099	$ 356,608